8. Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Accounts Payable And Accrued Liabilities Tables
Accounts payable and accrued liabilities
($000s)	December 31, 2017	December 31, 2016
Trade payables	1,773	1,637
Trade and other payables due to related parties	74	148
Non-trade payables and accrued expenses	2,114	3,936
	3,961	5,721